U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                         ANNUAL FILING UNDER RULE 24F-2
                      OF THE INVESTMENT COMPANY ACT OF 1940

                        READ INSTRUCTIONS AT END OF FORM
                             BEFORE PREPARING FORM.
                              PLEASE PRINT OR TYPE.

1.    Name and address of issuer:

                               TOWER MUTUAL FUNDS

                               Federated Investors

                            Federated Investors Tower
                       Pittsburgh, Pennsylvania 15222-3779

2. The name of each series or class of securities for which this Form is filed (leave this item blank if the Form is being filed for all series and classes of securities of the issuer):


3.    Investment Company Act File Number:                 811-5536
      Securities Act File Number:                         33-21321

4(a). Last day of fiscal year for which this Form is filed:   August 31, 1997

4(b). [   ] Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year).

     NOTE: IF THE FORM IS BEING FILED MORE THAN 90 DAYS AFTER THE END OF THE ISSUER'S FISCAL YEAR, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.


5. Calculation of registration fee:

      (i)   Aggregate sale price of securities sold during
            the fiscal year pursuant to section 24(f):   $1,002,378,616

      (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:$958,630,220

      (iii) Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
            Commission: $0

      (iv)  Total available redemption credits [add Items 5(ii)
            and 5(iii)]:                                   $958,630,220

      (v) Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $43,748,396

      (vi) Redemption credits available for use in future years -- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
            $____________

      (vii) Multiplier for determining registration fee
            (See Instruction C.8):                   x           1/3300

      (viii)           Registration fee due [multiply Item 5(v) by Item
            5(vii)] (enter "0" if no fee is due):              =$13,257

6. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
      +$------------

7. Total of the amount of the registration fee due plus any interest due [Item 5(viii) plus Item 6]: =$13,257

8. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: November 14, 1997

      Account Number:      831809

      Method of Delivery:
            [X]   Wire Transfer
            [   ] Mail of other means


                                   SIGNATURES


This Form has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*                                            CW


                  S. Elliott Cohan          Asistant Sectretary


Date:  November 14, 1997


*    Please print the name and title of the signing officer below the signature.